Leases - Schedule of Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Lease liabilities
Lease liabilities, beginning balance	$ 250.7	$ 254.8
Additions	129.9	48.8
Additions from business combinations (note 5)	3.2
Lease modifications	2.4	(0.7)
Derecognition on termination	(0.7)
Principal payments	(62.2)	(46.9)
Impact of foreign currency translation	11.5	(5.3)
Lease liabilities, ending balance	334.8	250.7
Retail stores
Lease liabilities
Lease liabilities, beginning balance	217.2	211.0
Additions	82.1	48.4
Additions from business combinations (note 5)	1.5
Lease modifications	2.4	0.5
Derecognition on termination	(0.7)
Principal payments	(54.5)	(37.5)
Impact of foreign currency translation	11.2	(5.2)
Lease liabilities, ending balance	259.2	217.2
Manufacturing facilities
Lease liabilities
Lease liabilities, beginning balance	24.8	29.9
Additions	8.2	0.0
Additions from business combinations (note 5)	0.0
Lease modifications	0.0	0.0
Derecognition on termination	0.0
Principal payments	(5.3)	(5.1)
Impact of foreign currency translation	0.0	0.0
Lease liabilities, ending balance	27.7	24.8
Other
Lease liabilities
Lease liabilities, beginning balance	8.7	13.9
Additions	39.6	0.4
Additions from business combinations (note 5)	1.7
Lease modifications	0.0	(1.2)
Derecognition on termination	0.0
Principal payments	(2.4)	(4.3)
Impact of foreign currency translation	0.3	(0.1)
Lease liabilities, ending balance	$ 47.9	$ 8.7